UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21666
Investment Company Act file number:

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Address of principal executive offices) (Zip code)

David B. Perkins
8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Master Fund, L.P.

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins
President, Hatteras Core Alternatives Fund

Date    August 10, 2021